American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2055 Portfolio
October 31, 2021

One Choice Blend+ 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.0%
Avantis U.S. Equity Fund G Class	9,560	145,880
Avantis U.S. Small Cap Value Fund G Class	821	13,022
Focused Dynamic Growth Fund G Class	1,476	96,713
NT Focused Large Cap Value Fund G Class	7,118	95,601
NT Heritage Fund G Class	1,278	23,217
NT Mid Cap Value Fund G Class	1,511	22,947
Small Cap Growth Fund G Class	446	13,160
		410,540
International Equity Funds — 27.7%
Avantis Emerging Markets Equity Fund G Class	1,367	17,657
Avantis International Equity Fund G Class	4,228	53,067
Focused International Growth Fund G Class	1,377	29,753
Non-U.S. Intrinsic Value Fund G Class	2,815	29,643
NT Emerging Markets Fund G Class	1,785	26,418
NT Global Real Estate Fund G Class	1,305	17,803
NT International Small-Mid Cap Fund G Class	749	12,247
		186,588
Domestic Fixed Income Funds — 8.2%
Avantis Core Fixed Income Fund G Class	4,131	41,067
Inflation-Adjusted Bond Fund G Class	286	3,759
NT High Income Fund G Class	1,032	10,312
		55,138
International Fixed Income Funds — 3.1%
Emerging Markets Debt Fund G Class	530	5,554
Global Bond Fund G Class	1,439	15,081
		20,635
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $642,809)		672,901
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$672,901

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$97	$44	$1	$6	$146	10	—	—
Avantis U.S. Small Cap Value Fund	9	3	—	1	13	1	—	—
Focused Dynamic Growth Fund	64	30	1	4	97	1	—	—
NT Focused Large Cap Value Fund	64	32	1	1	96	7	—	$1
NT Heritage Fund	15	7	—	1	23	1	—	—
NT Mid Cap Value Fund	15	7	—	1	23	2	—	—
Small Cap Growth Fund	9	4	—	—	13	—	—	—
Avantis Emerging Markets Equity Fund	12	6	—	—	18	1	—	—
Avantis International Equity Fund	36	17	1	1	53	4	—	—
Focused International Growth Fund	20	10	1	1	30	1	—	—
Non-U.S. Intrinsic Value Fund	20	9	—	1	30	3	—	—
NT Emerging Markets Fund	18	9	1	—	26	2	—	—
NT Global Real Estate Fund	12	6	1	1	18	1	—	—
NT International Small-Mid Cap Fund	8	4	—	—	12	1	—	—
Avantis Core Fixed Income Fund	27	16	1	(1)	41	4	—	—
Inflation-Adjusted Bond Fund	2	1	—	—	3	—	—	—
NT High Income Fund	7	3	—	—	10	1	—	—
Emerging Markets Debt Fund	4	2	—	—	6	1	—	—
Global Bond Fund	10	5	—	—	15	1	—	—
	$449	$215	$8	$17	$673	42	—	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.